CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Ordinary Shares [Member]
Changes in equity [abstract]
Issuance expenses	$ 5,947